SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share-Based Payment Arrangements [Abstract]
Schedule of total expenses for share based payment plans	The total expenses for share based payment plans in 2022, 2021 and 2020 is specified as follows:

Amounts in $ ‘000
Share-based compensation (in $ ‘000)	2022	2021	2020
Board of Directors options	—	—	86
Employee options	2,390	4,262	2,964
Long term incentive plan	3,528	4,793	5,304
Restricted stock units	474	—	—
Bonus shares	—	—	51
Balance at December 31	6,392	9,055	8,405

Schedule of assumptions used in the black-scholes model to determine the fair value of options at grant date
The following assumptions were used in the Black-Scholes model to determine the fair value of options at grant date:

	2022	2021	2020
Expected time to maturity	1-4 years	1-4 years	1-4 years
Volatility	36% - 50%	47% - 57%	53% - 60%
Risk-free interest rate	(0.48)% - 2.49%	(0.52)% - (0.03)%	(0.52)% - (0.27)%

Schedule of thresholds and payout percentages for long term incentive program
The thresholds and payout percentages for the LTI program are given by the following table, as to be determined for each of the AScX and IBB indices separately (each weighted at 50% of pay-out):

TSR equal to index	80%pay-out
TSR 10% above index	90% pay-out
TSR 20% above index	100% pay-out
TSR 40% above index	110% pay-out
TSR 60% above index	120% pay-out
TSR 80% above index	130% pay-out
TSR 100% above index	150% pay-out
TSR below index	0% pay-out

Schedule of range of assumptions used in the Monte Carlo simulation
The range of assumptions used in the Monte Carlo simulation to determine the fair value of long-term incentive plan share awards at grant date were:

	2022	2021	2020
Volatilities	46.00%	49.00%	53.46%
Risk-free interest rates	0.61%	(0.554)% - (0.416)%	(0.528)% - (0.551)%
Dividend yields	—%	—%	—%

Schedule of number and weighted average exercise prices of share options
An overview of activity in the number of options for 2022 is as follows (please also refer to Note 27 in respect of movements since the reporting date)(note that the dollar weighted average exercise price is translated using the closing exchange rate for the respective year (2022: 1:1.0667)):

	2022		2021		2020
	Number	Weighted Average Exercise Price ($)	Number	Weighted Average Exercise Price ($)	Number	Weighted Average Exercise Price ($)
Balance at January 1	52,789,478	0.911	50,106,488	0.909	40,327,537	0.696
Expired	—	—	—	—	(3,281)	0.361
Forfeited	(3,660,928)	0.847	(946,738)	1.046	(411,250)	0.640
Granted	4,801,938	0.902	12,081,000	0.931	15,536,750	1.196
Exercised	(6,333,687)	0.599	(8,451,272)	0.520	(5,343,268)	0.544
Balance at December 31	47,596,801	0.897	52,789,478	0.911	50,106,488	0.909
- Vested	8,687,584	0.844	21,388,237	0.833	19,675,875	0.716
- Unvested	38,909,217	0.910	31,401,241	0.966	30,430,613	1.034
Exercise prices of options outstanding at December 31, 2022 and the exercise values are in the following ranges (note that the exercise value in $ is translated using the closing exchange rate for the respective year 1:1.0667)):

	2022		2021		2020
Exercise prices in $	Number	Exercise value in $ ‘000	Number	Exercise value in $ ‘000	Number	Exercise value in $ ‘000
0.071 - 0.28	—	—	—	—	3,225,000	828
0.28 - 0.57	—	—	3,482,428	1,322	6,742,863	2,774
0.57- 0.85	26,796,675	21,847	12,290,925	10,155	12,974,375	11,615
0.85 - 2.83	20,800,126	20,895	37,016,125	36,646	27,164,250	30,314
Balance at December 31	47,596,801	42,742	52,789,478	48,123	50,106,488	45,531

Overview of number of LTIP shares granted, fair value per share, forfeited or issued
An overview of the number of LTIP shares granted in 2019-2022 and in total as well as the fair value per share award is as follows (note that the fair value per share award in $ is translated using the closing exchange rate for the respective year (2022: 1:1.0667)):

Participant category	2022	2021	2020	2019	Total
Non Executive members of the Board of Directors	—	—	—	205,000	205,000
Executive Members of the Board of Directors	2,363,455	1,337,888	—	201,050	3,902,393
Executive Committee	5,816,083	6,301,400	105,000	326,807	12,549,290
Senior managers	—	812,500	930,000	1,830,000	3,572,500
Total	8,179,538	8,451,788	1,035,000	2,562,857	20,229,183
Fair value per share award ($)	0.517	0.887	0.923	0.387

The following table provides an overview of LTIP shares granted, forfeited or issued in 2019-2022 as well as the number of LTIP shares reserved at December 31, 2022:

Participant category	Granted	Issued	Unvested	Reserved at December 31, 2022
Non Executive members of the Board of Directors	205,000	(18,000)	(187,000)	0
Executive Members of the Board of Directors	3,902,393	(20,306)	(180,744)	3,701,343
Executive Committee	12,549,290	(440,934)	(3,260,738)	8,847,618
Senior managers	3,572,500	(180,616)	(2,059,384)	1,332,500
Total	20,229,183	(659,856)	(5,687,866)	13,881,461

Schedule of metrics used for the transition arrangement for the CEO	The performance on both the TSR and the strategic corporate objectives, applying the respective weightings, leads to the following vesting level under the One-Off Transition Arrangement for the CEO (i.e., second annual tranche of 1,400,000 shares):

Metric definition	Achievement	Weighting	Vesting level
TSR	115%	40%	46%
Strategic Objectives	90%	60%	54%
Total		100%	100%